CONSOLIDATED STATEMENTS OF CASH FLOW - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax for the year	€ (89,076)	€ (56,432)	€ (44,657)
Adjustments for
Finance income	(5,928)	(7,447)	(4,174)
Finance expenses	11,519	5,070	3,729
Depreciation of property, plant and equipment and right-of-use assets	2,254	1,752	1,398
Amortization of intangible assets	2,230	966	962
Impairment loss on tangible and intangible assets	1,177
Impairment loss on trade receivables	503
Net loss on disposal of property, plant and equipment and right-of-use assets	162
Lease modification	(119)
Share-based payment transaction expense	4,886	3,968	2,611
Remeasurement of recoverable cash advances	(1,142)	(561)	(324)
Increase in provisions	377	817	216
Other non-cash items	(150)	214	(256)
Cash used before changes in working capital	(73,307)	(51,653)	(40,495)
Changes in working capital
(Decrease)/Increase in inventory	56	(1,401)	(2,433)
Increase in trade and other receivables, contract assets and other current assets	(2,140)	(751)	(1,540)
Increase in trade payables, contract and other liabilities	7,455	5,114	479
Cash used from changes in operations	(67,936)	(48,691)	(43,989)
Income tax paid	(1,043)	(535)	(789)
Net cash used in operating activities	(68,979)	(49,226)	(44,778)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(805)	(1,165)	(2,500)
Capitalization of intangible assets	(2,964)	(4,907)	(8,462)
Disposal of tangible assets	3	7
Purchase of financial assets - current	(42,050)	(97,831)	(80,018)
Proceeds from sale of financial assets - current	71,996	85,312	120,681
Interest income on financial assets	2,152	2,259	2,310
Net cash generated from / (used in) investing activities	28,332	(16,325)	32,011
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities	(1,133)	(1,208)	(757)
Repayment of other loan		(63)	(83)
Interests paid	(694)	(496)	(192)
Repayment of recoverable cash advance	(179)	(254)	(396)
Proceeds from other loans		10,000
Proceeds from convertible bond	22,500
Proceeds from issuance of shares, net of transaction costs	20,864	69,722	18,337
Transaction costs related to convertible bond	(3,149)
Other financial costs	(102)	(262)	(51)
Net cash generated from financing activities	38,107	77,439	16,858
Movement in cash and cash equivalents	(2,540)	11,888	4,091
Effect of exchange rates on cash and cash equivalents	(1,645)	688	(369)
Cash and cash equivalents at January 1	34,186	21,610	17,888
Cash and cash equivalents at December 31	€ 30,001	€ 34,186	€ 21,610